UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2015

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.7%
Alabama - 2.2%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,037,819
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,258,231
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,940,278
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,704,585
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,925,998
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,999,182
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,647,680	(a)
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	8,040,384
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,384,860	(b)
Convertible CAB, Subordinated Lien	0.000%	10/1/50	69,910,000	48,114,159	(b)
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	18,189,241
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,242,539

Total Alabama				106,484,956

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,611,349
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,483,200

Total Alaska				13,094,549

Arizona - 0.5%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,627,008	(a)
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	70,000	70,938	(c)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,696,622	(d)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,177,520
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,320

Total Arizona				24,558,408

California - 19.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,608,100
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	1,995,875
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,534,316
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	10,010,700
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,622,560
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.260%	4/1/27	40,000,000	39,650,800	(b)(e)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,964,100	(a)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,966,600	(a)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	48,266,725	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	$6,595,000	$7,354,480
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,287,660
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	38,018,120
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	27,243,856
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,806,027	(f)
Home Mortgage	5.500%	8/1/38	2,450,000	2,528,817
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,236,300
California State, GO	0.964%	12/3/18	14,000,000	14,101,080	(b)(e)
California State, GO	5.000%	8/1/45	13,000,000	14,930,890
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,710,625
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,683,741
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,310,800	(a)
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	10,042,182
John Muir Health	5.000%	8/15/36	4,305,000	4,422,010
John Muir Health	5.125%	7/1/39	7,280,000	7,935,200
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	11,569,012
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,440,692
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,247,150
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,477,040
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,192,883
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,926,150
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	8,229,107
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,442,173
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,944,104	(a)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,269,740
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,261,625
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,388,900
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,649,165
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,565,084
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	76,259,970
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	92,555,000	125,852,586
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,626,442
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,984,050
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,298,350	(a)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,000,690
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,646,200
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,581,041
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,678,830
Senior Lien	5.750%	6/1/48	3,700,000	4,128,386
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,514,370
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,379,238

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	$4,000,000	$4,595,800
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,794,080
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	26,821,578
PFC, Grant	6.000%	7/1/39	29,130,000	32,004,257
Sacramento, CA, Area Flood Control Agency, Special Assessment:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	5,029,650
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,750,800
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	33,540,900
Arrowhead Project	5.250%	8/1/26	5,000,000	5,595,200
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,801,346
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,738,981	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,060,547
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,916,489
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	29,764,680
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	38,163,640
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,549,800
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,761,110
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,610,013
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,787,625
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,510,880

Total California				936,581,918

Colorado - 2.3%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,306,120
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,393,300
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,111,531
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/45	7,500,000	8,063,100
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,359,400	(a)
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,856,978
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,026,009
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	60,390,900
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,630,150

Total Colorado				109,137,488

Connecticut - 0.7%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,724,656
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,459,328
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,380,747
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,320,430
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,812,950	(a)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	7,759,187	581,939	(m)

Total Connecticut				35,280,050

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$1,145,000	$1,181,445
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	6,100,000	6,401,340

Total Delaware				7,582,785

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,574,160
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,456,700

Total District of Columbia				14,030,860

Florida - 8.8%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	3,295,000	3,299,448
Bradford County, FL, Health Facilities Revenue, Santa Fe Healthcare Project	6.050%	11/15/16	145,000	152,917	(c)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,926,100	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	19,818,900	(f)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,160,015
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	10,149,825
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,243,920
Citizens Property Insurance Corp., FL, Revenue	5.250%	6/1/17	20,000,000	21,307,200
Citizens Property Insurance Corp., FL, Revenue:
Coastal	5.000%	6/1/18	30,000,000	32,793,300
Coastal	5.000%	6/1/19	30,000,000	33,692,400
Coastal	5.000%	6/1/20	20,000,000	22,984,400
Senior Secured, High Act	6.000%	6/1/17	3,100,000	3,337,057
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,730,025
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,170,000	1,175,253
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	85,000	90,587
Florida State Department of Management Services Revenue, Facilities Management, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,013,070
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	3,060,000	3,065,386	(d)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	1,400,000	1,448,006	(d)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	567,230
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	3,063,917
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,500,900
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,166,180
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,271,812
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,288,828
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,306,710

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	$1,000,000	$1,124,620
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,656,555
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,156,700	(f)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,880,654	(f)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,594,552
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,459,592
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	22,698,200
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,170,500	(a)
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,716,940
AGC	5.250%	2/1/27	5,500,000	6,227,320
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,394,400
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,732,240
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,127,230
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	6,960,000	7,110,475	(d)(f)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,181,110
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,093,490
Orlando, FL, Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,327,650
Pasco County, FL, HFA Revenue, Housing Pasco Woods Apartments Project	5.700%	8/1/19	225,000	225,221	(f)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	980,000	940,820
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	933,837	420,227	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,862,650
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,071,630
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,527,395
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,597,824	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,500,659	(a)
AMBAC	5.200%	10/1/22	1,705,000	1,901,109
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	558,355
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,229,260
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	350,000	369,113	(c)

Total Florida				417,409,886

Georgia - 4.7%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	59,830,500	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,445,081	(a)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,162,550
NATL	5.500%	11/1/27	1,000,000	1,251,040
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,586,700
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,340,460
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	17,685,836
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,167,140

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	$7,800,000	$8,785,608
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,782,400
Georgia Private Colleges & Universities Authority Revenue, Savannah College of Art & Design Project	5.000%	4/1/44	5,000,000	5,439,550
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,919,100
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	671,425
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	6,989,403
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,719,350
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	12,144,200
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	140,000	156,577
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	582,415
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	524,725
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,958,360
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,129,290
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,508,593

Total Georgia				220,780,303

Illinois - 5.4%
Chicago, IL, GO	5.500%	1/1/33	12,510,000	13,280,116
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,736,160
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,287,825
Green Bond	5.000%	12/1/44	30,000,000	33,324,300
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,618,225	(f)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,644,190
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	16,825,000	18,662,290	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,315,360	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	12,084,134	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	500,000	548,505	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,350,760
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	7,539,280	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,099,430
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/39	2,000,000	2,121,220
Second Lien	5.000%	1/1/44	6,000,000	6,254,760
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	12,510,618
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	900,000	903,627

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	$18,500,000	$21,394,695	(a)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,288,400
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	33,153,014	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	13,304,400
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	2,426,571	(h)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.000%	6/15/50	4,500,000	4,619,115
McCormick Project	5.250%	6/15/50	9,305,000	9,665,476
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	16,500,000	2,260,665
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	900,000	1,019,547

Total Illinois				256,412,683

Indiana - 1.3%
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,475,160
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,244,420
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	9,250,000	9,744,783	(f)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,250,550	(f)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,260,340
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	888,581	59,979	*(g)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	831,974	(b)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,308,200	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	6,099,850	(f)

Total Indiana				62,275,256

Iowa - 1.2%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	18,515,000	19,520,735
Iowa Fertilizer Co. Project	5.250%	12/1/25	35,720,000	38,825,854

Total Iowa				58,346,589

Kansas - 0.2%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	5,021,620
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,435,990

Total Kansas				8,457,610

Kentucky - 0.8%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,422,000
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,216,880
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,745,830
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,408,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	$13,450,000	$13,858,611

Total Kentucky				35,651,321

Louisiana - 0.5%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,579,750
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	20,257,740

Total Louisiana				25,837,490

Maryland - 1.2%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,763,440
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,200,800
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,813,170
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,997,150	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,761,480
University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,826,650

Total Maryland				58,362,690

Massachusetts - 2.4%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,731,885
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	13,254,000
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,979,944
Boston University	5.700%	10/1/40	13,105,000	14,950,446
Broad Institute Inc.	5.375%	4/1/41	17,000,000	19,323,220
Lahey Clinic Obligated Group	5.000%	8/15/45	3,650,000	4,080,919
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,641,960
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,575,914
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,162,060
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,925,245
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,097,940
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,643,205
Suffolk University	5.750%	7/1/39	17,500,000	19,466,300	(a)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,919,909
Massachusetts State, GO	0.490%	2/1/16	13,325,000	13,325,933	(b)
Massachusetts State, GO, Consolidated Loan	0.530%	9/1/16	4,000,000	4,000,840	(b)

Total Massachusetts				116,079,720

Michigan - 3.6%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,589,890
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,286,562
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	10,000,000	11,308,500
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,448,155
Facilities Program	6.000%	10/15/38	12,425,000	14,202,769	(a)
Facilities Program	6.000%	10/15/38	8,075,000	9,073,716
Facilities Program	5.250%	10/15/47	4,100,000	4,595,485

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	$10,940,000	$11,580,865	(d)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	14,966,840
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,131,442
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,258,808
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,808,290	(a)(i)
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,750,354
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,627,950
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	4,000,000	4,110,440	(b)(e)
Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,637,893
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	28,676,400	(a)

Total Michigan				172,054,359

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,440,258
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,953,737

Total Minnesota				21,393,995

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,697,170

Missouri - 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,273,585
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,223,948	(c)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,051,625
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,021,600	(a)
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,501,300
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	10,345,000	11,058,081

Total Missouri				61,130,139

Nevada - 0.4%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	20,935,733

New Hampshire - 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	3,220,000	3,363,902
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	2,725,000	2,837,515

Total New Hampshire				6,201,417

New Jersey - 7.6%
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,020,310

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Catholic Health East	4.750%	11/15/29	$5,000,000	$5,513,350
New Jersey Institute of Technology Revenue	5.000%	7/1/45	10,250,000	11,307,390
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,247,450
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,890,511
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	13,863,070
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	17,435,000	18,365,157	(f)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,500,800	(f)
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,011,230
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,701,150	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,628,400	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,083,430	(f)
Refunding	6.875%	1/1/37	13,065,000	13,075,844	(f)
Refunding, Gloucester Marine Project	6.625%	1/1/37	6,985,000	6,991,147
School Facilities Construction	5.000%	12/15/27	9,230,000	9,602,154
School Facilities Construction	5.000%	3/1/29	10,000,000	10,532,900
School Facilities Construction	5.250%	12/15/33	9,190,000	9,611,086
School Facilities Construction	5.250%	12/15/33	3,310,000	3,784,753	(a)
School Facilities Construction, SIFMA	1.560%	9/1/27	22,065,000	19,536,572	(b)
School Facilities Construction, SIFMA	1.610%	3/1/28	20,000,000	17,707,000	(b)
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,455,170	(f)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,419,200
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	8,820,000	9,617,151
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,447,950
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	41,480,000	44,315,573	(f)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	2,010,000	2,057,094
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	5.250%	6/15/41	6,580,000	6,901,828	(j)
Transportation Program	5.000%	6/15/45	5,000,000	5,110,250	(j)
Transportation System	5.875%	12/15/38	30,000,000	32,655,300
New Jersey State Turnpike Authority Revenue	0.630%	1/1/17	11,000,000	10,945,110	(b)(e)
New Jersey State Turnpike Authority Revenue	0.560%	1/1/18	30,000,000	29,541,300	(b)
New Jersey State Turnpike Authority Revenue	0.690%	1/1/18	10,000,000	9,874,800	(b)(e)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,765,520
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,902,107

Total New Jersey				359,982,057

New Mexico - 0.4%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,540,000	2,663,876
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	830,000	848,783	(f)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,120,250	(a)

Total New Mexico				20,632,909

New York - 5.3%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	23,683,920

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	$22,000,000	$25,712,060	(a)
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	11,575,800
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,381,440
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,236,440
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,619,620
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,636,540
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	40,035,800
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	29,326,750
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	9,693,000	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,794,250
New York, NY, GO	5.000%	8/1/22	10,000,000	12,034,800
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,372,135	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	34,750,000	40,068,835
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	785,000	785,110	(f)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,347,920
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,488,950

Total New York				251,793,370

North Carolina - 1.5%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,679,432
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,177,360
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,864,500
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,549,800
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,109,390
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	8,000,000	8,409,840	(f)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,653,809	(a)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,866,700
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,974,930

Total North Carolina				72,285,761

Ohio - 0.6%
Cleveland, OH, State University Revenue, NATL	5.000%	6/1/19	1,210,000	1,282,358
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,595,000	2,599,645
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	595,000	595,988
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,964,900
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,573,040
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	10,719,555	(b)(e)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	$755,000	$787,654
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,533,394	(f)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,745,122	(f)

Total Ohio				27,801,656

Oklahoma - 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,317,520	(a)

Oregon - 0.6%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,103,927
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,928,050
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,544,958
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	370,000	371,158	(f)

Total Oregon				27,948,093

Pennsylvania - 2.4%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	6,523,264
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	11,268,750
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,536,600
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,015,240	(f)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,330,868
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,831,868
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,471,520
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,426,100
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,743,220
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,224,219
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,135,738
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,163,750
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,054,902
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,344,400
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,249,060
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	8,045,380	(a)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	585,000	650,590	(c)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	3,025,570

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, School District, GO	5.000%	9/1/34	$810,000	$891,267
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,315,260
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,680,580

Total Pennsylvania				112,928,146

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,197,482

South Carolina - 0.5%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	686,650	(c)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	807,739
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,240,775
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,678,612
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,041,000

Total South Carolina				21,454,776

Tennessee - 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,404,500
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,279,760
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	2,580,000	2,585,237
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,340,058
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,669,700
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,715,906
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,664,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,961,615

Total Tennessee				73,621,176

Texas - 10.3%
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,744,030	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,348,810	(f)
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,375,520
Senior Lien	5.000%	1/1/45	4,500,000	4,888,575
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	4,089,200	(b)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,155,400
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,014,200	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.060%	6/1/24	5,685,000	5,649,867	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	34,533,690
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,529,820	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	$6,000,000	$7,064,520
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,695,800
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,099,420
Deer Park Refining Project	5.000%	2/1/23	44,000,000	48,971,560
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,004,900
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,412,320
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,267,868
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,396,280	(f)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	17,183,722
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/47	19,000,000	19,582,730
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	59,437,800	(a)
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,120,480
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	12,405,728
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	12,156,320
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,015,900
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,053,216
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	70,977,956
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	6,643,440
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	11,013,000
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,421,250
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,895,400
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	18,022,800
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,264,480
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	16,310,400

Total Texas				486,746,402

U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,282,510

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.334%	12/3/35	6,100,000	6,186,376	(b)(f)

Virginia - 0.5%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,738,800	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,524,268

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	$7,225,000	$7,914,265
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,227,580	(f)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,439,550	(f)

Total Virginia				25,844,463

Washington - 0.9%
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	10,221,335	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	27,041,371	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,044,600	(d)
Heron’s Key	7.000%	7/1/50	2,150,000	2,167,716	(d)
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, FGIC, TCRS	7.125%	7/1/16	250,000	259,887

Total Washington				41,734,909

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,493,652
United Health Systems	5.500%	6/1/39	4,000,000	4,434,520
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,529,250

Total West Virginia				14,457,422

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,945,098	(f)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,245,960
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,812,518
Children’s Hospital	5.375%	8/15/37	2,800,000	3,109,512
Essentia Health, AGC	5.125%	2/15/30	6,475,000	7,113,176
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,107,530	(a)

Total Wisconsin				37,333,794

Wyoming - 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,568,490

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,939,960,639)				4,397,894,687

SHORT-TERM INVESTMENTS - 6.6%
MUNICIPAL BONDS - 6.6%
Alaska - 0.0%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.010%	4/1/29	100,000	100,000	(k)(l)

California - 0.1%
California Statewide CDA Revenue:
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	100,000	100,000	(k)(l)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	1,000,000	1,000,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA, MFH Revenue, 1030 Post Street Apartments, LIQ-FHLMC	0.050%	2/1/39	$200,000	$200,000	(f)(k)(l)
Hillsborough, CA, COP, Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/35	210,000	210,000	(k)(l)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.020%	2/15/31	1,000,000	1,000,000	(f)(k)(l)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.010%	4/1/38	100,000	100,000	(k)(l)

Total California				2,610,000

Colorado - 0.4%
Colorado State Housing & Finance Authority Revenue, Single-Family Mortgage, SPA-Barclays Bank PLC	0.040%	5/1/22	20,865,000	20,865,000	(f)(k)(l)

Florida - 0.1%
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.010%	11/15/33	100,000	100,000	(k)(l)
Hospital Adventist Health System	0.010%	11/15/34	100,000	100,000	(k)(l)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.050%	8/1/18	1,105,000	1,105,000	(f)(k)(l)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	5,000,000	5,000,000	(k)(l)

Total Florida				6,305,000

Georgia - 0.0%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association Project, LOC-Bank of America N.A.	0.010%	8/1/33	100,000	100,000	(k)(l)

Illinois - 0.8%
Illinois State DFA, IDR, Profile Packaging Inc. Project, LOC-Bank of America N.A.	0.170%	7/1/18	2,000,000	2,000,000	(f)(k)(l)
Illinois State Toll Highway Authority Revenue:
AGM, SPA-Landesbank Hessen-Thuringen	0.250%	1/1/16	9,900,000	9,900,000	(k)(l)
AGM, SPA-Landesbank Hessen-Thuringen	0.250%	1/1/17	23,500,000	23,500,000	(k)(l)

Total Illinois				35,400,000

Kentucky - 0.1%
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	0.020%	5/1/34	6,500,000	6,500,000	(k)(l)

Massachusetts - 0.0%
Massachusetts State DFA Revenue, Partners Healthcare System Inc., LOC-U.S. Bank N.A.	0.010%	7/1/48	200,000	200,000	(k)(l)

Minnesota - 0.0%
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.030%	1/1/46	400,000	400,000	(f)(k)(l)

Missouri - 0.0%
Missouri State HEFA Revenue, BJC Health System	0.010%	5/15/38	700,000	700,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - 0.2%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.060%	11/1/20	$10,400,000	$10,400,000	(f)(k)(l)

New Jersey - 0.3%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	400,000	400,000	(k)(l)
New Jersey State Housing & Mortgage Finance Agency Revenue, Single Family Mortgage, SPA-Barclays Bank PLC	0.040%	10/1/26	3,500,000	3,500,000	(f)(k)(l)
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.130%	11/1/33	8,650,000	8,650,000	(k)(l)

Total New Jersey				12,550,000

New York - 2.3%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.010%	11/15/21	1,000,000	1,000,000	(k)(l)
New York City, NY, HDC, MFH Revenue, Royal Properties, FNMA, LIQ-FNMA	0.010%	4/15/35	1,400,000	1,400,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	43,425,000	43,425,000	(k)(l)
SPA-Dexia Credit Local	0.270%	6/15/32	47,635,000	47,635,000	(k)(l)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.270%	11/1/22	10,625,000	10,625,000	(k)(l)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-Barclays Bank PLC	0.010%	7/1/27	5,000,000	5,000,000	(k)(l)
New York State Housing Finance Agency Revenue, Victory Housing, LIQ-FHLMC	0.010%	11/1/33	500,000	500,000	(f)(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue, LOC-TD Bank N.A.	0.010%	11/1/35	100,000	100,000	(k)(l)

Total New York				109,685,000

North Carolina - 0.9%
Charlotte, NC, COP, Refunding Convention Facility Project B, SPA-Wachovia Bank N.A.	0.020%	12/1/21	4,300,000	4,300,000	(k)(l)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	29,700,000	29,700,000	(k)(l)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	6,200,000	6,200,000	(k)(l)

Total North Carolina				40,200,000

Pennsylvania - 0.3%
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.010%	3/1/24	300,000	300,000	(k)(l)
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.030%	10/1/31	1,800,000	1,800,000	(k)(l)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.430%	11/1/39	14,160,000	14,160,000	(k)(l)

Total Pennsylvania				16,260,000

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.0%
North Charleston, SC, Tax Indicator Revenue, Noisette Community Redevelopment Project, SPA-Bank of America N.A.	0.050%	12/1/18	$730,000	$730,000	(k)(l)

Texas - 0.6%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.010%	12/1/41	100,000	100,000	(k)(l)
Texas State, GO:
Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	26,790,000	26,790,000	(f)(k)(l)
Veterans Housing Fund II, SPA-Landesbank Hessen-Thuringen	0.030%	6/1/33	400,000	400,000	(f)(k)(l)

Total Texas				27,290,000

Utah - 0.3%
Utah State Housing Corp. Single Family Mortgage Revenue:
SPA-JPMorgan Chase	0.080%	1/1/34	2,800,000	2,800,000	(f)(k)(l)
SPA-JPMorgan Chase	0.080%	1/1/34	1,000,000	1,000,000	(f)(k)(l)
SPA-JPMorgan Chase	0.080%	7/1/34	4,440,000	4,440,000	(f)(k)(l)
Utah State Housing Finance Agency Revenue, Single Family Mortgage, SPA-JPMorgan Chase	0.080%	1/1/33	4,085,000	4,085,000	(f)(k)(l)

Total Utah				12,325,000

Vermont - 0.2%
Vermont State Housing Finance Agency Revenue, Multiple Purpose, AGM, SPA-Bank of New York Mellon	0.050%	11/1/37	4,400,000	4,400,000	(f)(k)(l)
Vermont State Housing Finance Agency, Single-Family Housing Revenue:
AGM, LIQ-TD Bank N.A.	0.050%	5/1/33	3,700,000	3,700,000	(f)(k)(l)
AGM, SPA-TD Bank N.A.	0.070%	11/1/33	435,000	435,000	(f)(k)(l)

Total Vermont				8,535,000

Virginia - 0.0%
Capital Region Airport Commission, VA, Passenger Facilities Charge Revenue, LOC-Wells Fargo Bank N.A.	0.050%	6/1/35	360,000	360,000	(f)(k)(l)

TOTAL MUNICIPAL BONDS (Cost - $311,515,000)				311,515,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class (Cost - $614,664)	0.000%		614,664	614,664

TOTAL SHORT-TERM INVESTMENTS (Cost - $312,129,664)				312,129,664

TOTAL INVESTMENTS - 99.3% (Cost - $4,252,090,303#)				4,710,024,351
Other Assets in Excess of Liabilities - 0.7%				31,115,728

TOTAL NET ASSETS - 100.0%				$4,741,140,079

*	Non-income producing security.

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

(e)	Maturity date shown represents the mandatory tender date.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	The coupon payment on these securities is currently in default as of November 30, 2015.

(h)	Illiquid security.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Security is purchased on a when-issued basis.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(m)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2015

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,397,894,687	—	$4,397,894,687

Short-term investments†:
Municipal bonds	—	311,515,000	—	311,515,000
Money market funds	$614,664	—	—	614,664

Total short-term investments	$614,664	$311,515,000	—	$312,129,664

Total investments	$614,664	$4,709,409,687	—	$4,710,024,351

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$141,370	—	—	$141,370

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$482,264,414
Gross unrealized depreciation	(24,330,366)

Net unrealized appreciation	$457,934,048

At November 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	287	3/16	$44,056,630	$44,198,000	$(141,370)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016